Summary Quarterly Financial Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																6 Months Ended	12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of the unaudited quarterly results of operations
Revenues	$ 1,684.5		$ 1,722.9		$ 1,758.0		$ 1,626.8		$ 1,742.8		$ 1,797.6		$ 1,725.3		$ 1,748.0			$ 6,792.2	$ 7,013.7	$ 8,077.5
Operating profit (loss)	(207.0)		36.2		32.8		2.9		(552.2)		112.2		26.4		88.8			(135.1)	(324.8)	172.5
Loss from continuing operations, net of income taxes	(478.8)		(154.0)		(72.0)		(44.3)		(401.1)		24.0		101.4		(10.3)			(749.1)	(286.0)	(470.9)
Net loss	(513.0)		(149.0)		(71.2)		(44.1)		(561.2)		(19.1)		87.1		(19.4)			(777.3)	(512.6)	(575.1)
Net loss attributable to common stockholders	$ (514.6)		$ (150.6)		$ (73.3)		$ (48.5)		$ (565.7)		$ (26.1)		$ 90.3		$ (23.4)			$ (787.0)	$ (524.9)	$ (585.7)
Basic and diluted EPS — continuing operations(1)	$ (26.88)	[1]	$ (8.72)	[1]	$ (4.16)	[1]	$ (2.74)	[1]	$ (22.78)	[2]	$ 0.94	[2]	$ 5.82	[2]	$ (0.82)	[2]		$ (42.52)	$ (16.80)	$ (26.95)
Diluted EPS — continuing operations(1)									$ (22.78)	[2]	$ 0.94	[2]	$ 5.81	[2]	$ (0.82)	[2]		$ (42.52)	$ (16.80)	$ (26.95)
Weighted average shares used in calculating basic and diluted EPS	17.9		17.9		17.9		17.9		17.8		17.8		17.8		17.8			17.9	17.8	17.9
Weighted average shares used in calculating diluted EPS									17.8		17.9		17.8		17.8			17.9	17.8	17.9
Summary Quarterly Financial Information (Textuals) [Abstract]
Additional charge recorded as a result of the damages awarded to Eagle in arbitration			$ 10.6				$ 15.6											$ (15.6)
Remeasurement of foreign taxes	$ (1.2)		1.2		$ 1.3		1.4		$ 6.2		$ 2.6		$ 37.1		$ (1.6)			2.7	$ 44.3	$ (7.9)
Settlement charges related to the Patriot bankruptcy reorganization									30.6									0.0	30.6	0.0
Asset impairment and mine closure costs	154.4								506.8				21.5					154.4	528.3	929.0
Losses on extinguishment of debt											11.5		4.5		$ 0.9				0.0
Tax benefit related to the settlement charges related to the Patriot bankruptcy reorganization									11.3
Net tax benefit from asset impairment and mine closure costs									112.8
Restructuring and pension settlement charges	26.0																	26.0	11.9	0.0
Change in fair value of credit support provided to Patriot	34.1																	34.1
Wilkie Creek [Domain]
Summary Quarterly Financial Information (Textuals) [Abstract]
Loss from discontinued operations, net of income tax									42.5		$ 32.4
Air Quality [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Loss from discontinued operations, net of income tax																				$ 75.0
Settlement charges related to the Patriot bankruptcy reorganization [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Loss from discontinued operations, net of income tax									$ 61.8										$ 61.8
Australia Deferred Tax Assets [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Change in valuation allowance against loss carryforwards	90.4		80.6		75.7		$ 42.6											289.3
US Deferred Tax Assets [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability																		280.1
Change in valuation allowance against loss carryforwards	280.1																	351.2
Gulf Power Company Litigation [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Litigation settlement													20.6
Prejudgment interest													$ 6.9
Australian Minerals and Resource Rent Tax [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			$ 70.1														$ 54.0
Junior Subordinated Debt [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Refinancing charges classified as interest expense					1.6													1.6
Western U.S. Mining Segment Customer [Member] | Positive Outcome of Litigation [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Contracts Revenue					$ 43.2													$ 33.5
Interest In Middlemount Coal Pty Limited [Member]
Summary Quarterly Financial Information (Textuals) [Abstract]
Change in valuation allowance against loss carryforwards	$ (52.3)

[1]	EPS for the quarters may not sum to the amounts for the year as each period is computed on a discrete basis.
[2]	EPS for the quarters may not sum to the amounts for the year as each period is computed on a discrete basis